OTHER ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
Schedule of other accrued expenses

	December 31,
	2020	2019
Accrued payroll and related benefits and taxes	$6,812	$6,192
Accrued royalties	3,401	1,557
Agent and sales commissions	2,501	1,078
Right-of-use lease liability, current portion	2,671	3,397
Tax liabilities	1,967	696
Product warranty liabilities	1,019	981
Accrued 5G small cell costs	—	1,367
Manufacturing accruals	1,243	98
Other	2,924	2,068
Other accrued expenses	$22,538	$17,434

Airspan [Member]
Entity Listings [Line Items]
Schedule of other accrued expenses

	June 30, 2021	December 31, 2020
Accrued payroll and related benefits and taxes	$6,875	$6,812
Accrued royalties	4,350	3,401
Agent and sales commissions	3,659	2,501
Right-of-use lease liability, current portion	2,945	2,671
Tax liabilities	613	1,967
Product warranty liabilities	1,099	1,019
Marketing accruals	1,092	869
Manufacturing accruals	2,592	1,243
Other	3,026	2,055
Other accrued expenses	$26,251	$22,538